Financial Assets at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets Measured at FVPL	Financial assets measured at FVPL include the following:

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021
US unlisted equity securities	$16,490,271	$16,666,619	$—

Summary of Changes in Level 3 Instruments

The following table presents the changes in level 3 instruments during the six months ended December 31, 20222 (in U.S. dollars):

Unlisted equity securities

Balance at July 1, 2022	$16,666,619
Changes during the period:
Exchange difference	(176,348)

Balance at December 31, 2022	$16,490,271